Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

On November 8, 2021, the Company entered into an Amended and Restated Registration Rights Agreement (amending and restating in its entirety that certain Registration Rights Agreement dated January 25, 2021) with the Sponsor and certain equity holders of Blade Therapeutics, Inc., a Delaware corporation (“Blade”). Under the Amended Registration Rights Agreement, the Company agreed to register for resale, pursuant to Rule 415 promulgated under the Securities Act, certain shares and other equity securities of the Company that are held by the parties to the Amended Registration Rights Agreement from time to time. The Amended Registration Rights Agreement contains certain restrictions on the transfer of Company shares held by the sponsor or the former Blade equity holders immediately following the Closing (as defined below). Such restrictions begin at Closing and end on the earlier of: (i) the date that is six (6) months after the Closing and (ii) subsequent to the Closing, (x) the first date on which the last sale price of Company common stock has equaled or exceeded $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 trading day period commencing at least 150 days after the Closing or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 20,000,000 Units sold in the Initial Public Offering, or $7,000,000, and (ii) 5.5% of the gross proceeds from the 3,000,000 Units sold pursuant to the underwriter’s full exercise of its IPO over-allotment option, representing a total deferred fee of $8,650,000. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Financial Advisor Fees

The Company retained Cantor as a financial advisor and entered into a formal engagement agreement on July 1, 2021 (the “Cantor Engagement Letter”). Cantor’s financial advisory engagement was separate from the Initial Public Offering underwriting engagement that the Company and Cantor had entered into with respect to the Initial Public Offering. Under Cantor’s financial advisory engagement, a portion of Cantor’s fees would be dependent on the level of the Company’s shareholder redemptions made in connection with the Initial Business Combination.

Pursuant to the July 1, 2021 Cantor Engagement Letter, in consideration of the services pursuant to the Cantor Engagement Letter, the Company agreed to pay Cantor the following compensation:

If the Company consummates the Business Combination or enters into a definitive agreement pursuant to which the Business Combination is subsequently consummated, a cash fee equal to the sum of $1.5 million plus an incentive fee. The incentive fee is based on a range of the Company’s shareholder redemptions in connection with the Business Combination (or any extension of the Company’s deadline for consummating a Business Combination prior thereto) and the cash that remains in the Trust Account upon the Closing of the Business Combination. The incentive fee could range between $300,000 and $1.5 million; provided however, that no incentive fee would be payable if less than 50% of the cash in the Trust Account remains at Closing.

Placement Agent Fees

In September 2021, the Company entered into a letter agreement (the “Letter Agreement”) with Barclays to act as its lead placement agent and Cantor to act as its co-placement agent, (collectively, the Placement Agents”). Pursuant to the terms of the Letter Agreement, the Company will pay the Placement Agents in the aggregate a cash fee equal to five percent (5%) of the gross proceeds received by the Company from the closing of the sale of the securities, with such fee allocated sixty-five percent (65%) to Barclays and thirty-five percent (35%) to Cantor. Notwithstanding the foregoing, in the event that any portion of the gross proceeds received by the Company from the sale of the securities is generated from investments by the existing shareholders. affiliates or related investment funds (“Target Existing Shareholder Investments”), the Company shall only pay the Placement Agents a fee equal to three percent (3%) of the gross proceeds of such Target Existing Shareholder Investments, with such fee allocated seventy-five percent (75%) to Barclays and twenty-five percent (25%) to Cantor.

Legal Fees

As of December 31, 2021, the Company had a total of $1,097,570 in contingent fees to be paid to the Company’s legal advisors upon consummation of the Business Combination.

Blade Therapeutics, Inc. [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

5.    Commitments and Contingencies

Operating Leases

In June 2016, the Company entered into a six-year non-cancelable operating lease for 24,351 square feet of lab and office space in South San Francisco, California, for a monthly rental of $0.1 million with annual escalations. The Company provided a letter of credit of $0.2 million to the landlord recorded as non-current restricted cash on the Company’s consolidated balance sheet. In October 2021, the Company extended this lease through May 2027. The lessor will continue to hold the $0.2 million security deposit provided by the Company at the onset of the original lease through the extended term. The express right to extend the lease was not renewed with this amendment.

In October 2019, the Company entered into a sublease agreement with a new subtenant to lease approximately 12,175 square feet of lab and office space from its South San Francisco facility until May 2022 for a monthly rental fee of $54,000 with annual escalations.

For the years ended December 31, 2020 and 2021, rent expense of $1.4 million was offset by sublease income of $0.8 million and $0.7 million, respectively, for net rent expense of $0.6 million and $0.7 million, respectively. Rent is charged to rent expense by amortizing minimum lease payments, including rent escalations under the lease term, using the straight-line method over the term of the lease.

Future minimum facility lease payments are as follows:

Year Ending December 31,	Operating Lease	Sublease	Net Operating Lease
	(in thousands)
2022	$1,687	$(291)	$1,396
2023	1,864	—	1,864
2024	1,929	—	1,929
2025	1,996	—	1,996
Thereafter	2,939	—	2,939
Total minimum lease payments	$10,415	$(291)	$10,124

The deferred rent liability was $0.2 million and $0.2 million as of December 31, 2020 and 2021, respectively.

Indemnification

In the ordinary course of business, the Company may provide indemnifications of varying scope and terms to vendors, lessors, business partners, board members, officers, and other parties with respect to certain matters, including, but not limited to, losses arising out of breach of such agreements, services to be provided by the Company, negligence or willful misconduct of the Company, violations of law by the Company, or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with directors and certain officers and employees that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors, officers or employees.

No demands have been made upon the Company to provide indemnification under such agreements, and thus, there are no claims that the Company is aware of that could have a material effect on the Company’s consolidated balance sheets, consolidated statements of operations and comprehensive loss, or consolidated statements of cash flows.